UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) February 7, 2025

Exact name of securitizer as specified in its charter: Credit Suisse First Boston Mortgage Securities Corp.

Commission File Number of securitizer: 025-00698

Central Index Key Number of securitizer: 0000802106

Russell Moy, Authorized Signatory, (212) 325-2000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________

________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

% of principal balance (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Asset Class: CMBS
FRESB 2019-SB67 Mortgage Trust		CBRE Capital Markets, Inc.	50	$141,958,887	23.5%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Arbor Agency Lending, LLC	34	$111,121,755	18.4%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Greystone Servicing Company LLC	26	$79,553,982	13.2%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Capital One, National Association	16	$74,930,438	12.4%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Sabal TL1, LLC	19	$60,215,155	10.0%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Pinnacle Bank	13	$43,682,862	7.2%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		ReadyCap Commercial, LLC	14	$33,761,782	5.6%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Hunt Mortgage Partners, LLC	12	$28,271,950	4.7%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		ORIX Real Estate Capital, LLC	4	$13,128,000	2.2%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		Basis Multifamily Capital, LLC	4	$7,572,418	1.3%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		CPC Mortgage Company LLC	2	$7,479,515	1.2%	1	$5,116,694	1.45%	1	$5,116,694	1.45%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
		The Community Preservation Corporation	1	$2,734,763	0.5%	0	$0	0.00%	0	$0	0.00%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Total by Issuing Entity			195	$604,411,508	100%	1	$5,116,694	1.45%	1	$5,116,694	1.45%	0	$0	0%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%

____________________________________________

The following notes apply generally to the table above:

(a)	While we have attempted to gather all of the information required by this Form ABS-15G and Rule 15Ga-1 (the “Reportable Information”), we cannot be certain that we have obtained all applicable Reportable Information since, among other things, some entities that have the obligation to enforce repurchase obligations (“Demand Entities”) are no longer in existence, some of the Demand Entities that are still in existence have not responded to our request for Reportable Information, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us), and there may be delays in the transmission of information from Demand Entities due to disruptions resulting from the COVID-19 pandemic. The information in this Form ABS-15G has not been verified by any third party.

(b)	For purposes of reports pursuant to Rule 15Ga-1 from and after the report for the reporting period January 1, 2023 to March 31, 2023, the reporting entity used the methodology described in these notes. For purposes of reports pursuant to Rule 15Ga-1 for the reporting period October 1, 2022 to December 31, 2022 as well as reports for prior reporting periods, the reporting entity used a different methodology under which assets for which a demand was previously reported remained in the reports until finally resolved, including reporting periods in which no activity occurred.

(c)	For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, except that if a demand was made and an additional activity occurred in the reporting period, the asset will be listed in both the “Assets That Were Subject of Demand” column as well as an additional column showing the most recent activity during the reporting period. With respect to a particular asset, if a demand was made or another activity occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the reporting period, no activity with respect to such asset is reported herein.

(d)	Assets included in “Assets That Were Subject of Demand” include only assets where a demand was made during the reporting period, and includes such assets whether or not an additional activity occurred during the reporting period. Assets for which a demand was reported in a prior reporting period will not be listed in this column for the reporting period.

(e)	Assets included in “Assets That Were Repurchased or Replaced” include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase.

(f)	Assets included in “Assets Pending Repurchase or Replacement (within cure period)” include only assets for which a decision to repurchase, replace or make-whole has been approved during the reporting period but such action has not been completed as of the end of the reporting period, and are shown without regard to cure period status.

(g)	Assets included in “Demand in Dispute” include only assets for which a decision was made during the reporting period to dispute a demand for repurchase or replacement, and for which no further action occurred by the end of the reporting period. This column does not show an asset for the reporting period if the demand was in dispute in a prior reporting period.

(h)	Assets included in “Demand Withdrawn” include assets for which the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(i)	Assets included in “Demand Rejected” include assets for which a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.

(j)	The principal balances appearing in columns (h), (k), (n), (q), (t) and (w), if any, and the percentages appearing in columns (i), (l), (o), (r), (u) and (x), if any, reflect the following:

(i) for denominator for percentage calculations: aggregate pool principal balance of all assets in the pool as reported to security holders as of the end of the reporting period;

(ii) for each calculation related to assets reflected in columns (i), (o), (r), (u) and (x): outstanding principal balance of such asset;

(iii) for each asset relating to column (k) and for each calculation related to assets reflected in column (l): outstanding principal balance of such asset at time of repurchase, replacement or make-whole, plus fees, penalties and accrued interest; and,

(iv) for each asset relating to columns (h), (n), (q), (t) and (w): if known, outstanding principal balance of such asset, plus outstanding fees, penalties and accrued interest; otherwise original principal balance of such asset.

(k)	With respect to all asset classes, the scope of this Form ABS-15G is limited to transactions with activity to report in which Credit Suisse First Boston Mortgage Securities Corp. is the depositor, and the sponsor is either (i) not an affiliate of Credit Suisse First Boston Mortgage Securities Corp. or (ii) an affiliate of Credit Suisse First Boston Mortgage Securities Corp. that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 7, 2025	CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.
(Securitizer)

	By:	/s/ Russell Moy
Name: Russell Moy Title: Authorized Signatory

By:	/s/ Dmitriy Kogan
Name: Dmitriy Kogan
Title: Authorized Signatory